Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Allocation Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2016